Income taxes (Movement in net deferred tax assets and liabilities) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset, beginning of year	$ 984,071,000	$ 937,579,000
Recovery (expense) for the year in net earnings	(92,791,000)	12,142,000
Recovery for the year in equity	0	11,593,000
Recovery for the year in purchase price equation	0	28,196,000
Recovery (expense) for the year in other comprehensive income	1,581,000	(5,440,000)
Effect of movements in exchange rates	(1,000)	1,000
Net deferred tax asset, end of year	$ 892,860,000	$ 984,071,000